Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Depreciation	$ 2,800	$ 4,600
Loss on disposition of property plant equipment	$ (156)	$ (3,407)